STOCK OPTIONS AND RESTRICTED SHARE UNITS (Stock Options Granted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Grant Date [Line Items]
Number of options issued	1,304,911	2,400,000	2,596,663
Intrinsic value of options exercised during the period	$ 11,415,868	$ 15,527,919	$ 9,427,181
Weighted-average fair value of options granted	$ 2.66	$ 3.53	$ 1.72
Weighted average exercise price of options granted	$ 4.74	$ 5.55	$ 2.51
March 19, 2010 [Member]
Grant Date [Line Items]
Grant Date			2010-03-19
Number of options issued			895,000
Weighted average exercise price of options granted			$ 2.03
May 14, 2010 [Member]
Grant Date [Line Items]
Grant Date			2010-05-14
Number of options issued			1,701,663
Weighted average exercise price of options granted			$ 2.76
June 6, 2011 [Member]
Grant Date [Line Items]
Grant Date		2011-06-06
Number of options issued		2,400,000
Weighted average exercise price of options granted		$ 5.55
March 14, 2012 [Member]
Grant Date [Line Items]
Grant Date	2012-03-14
Number of options issued	704,911
Weighted average exercise price of options granted	$ 5.02
April 20, 2012 [Member]
Grant Date [Line Items]
Grant Date	2012-04-20
Number of options issued	600,000
Weighted average exercise price of options granted	$ 4.40